Legg Mason Opportunity Trust






                     PRIMARY CLASS PROSPECTUS April 18, 2001





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As with all mutual funds, the Securities and Exchange  Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.


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T A B L E   O F   C O N T E N T S


A b o u t  t h e  f u n d:
--------------------------

          1       Investment objective
          2       Principal risks
          5       Performance
          6       Fees and expenses of the fund
          8       Management




A b o u t  y o u r  i n v e s t m e n t:
----------------------------------------


         10       How to invest
         12       How to sell your shares
         13       Account policies
         14       Services for investors
         15       Distributions and taxes
         16       Financial highlights

[icon] I N V E S T M E N T   O B J E C T I V E

Investment objective:  Long-term growth of capital.

Principal investment strategies:

The fund invests in securities that, in the adviser's opinion, offer the opportunity for long-term capital appreciation. Although not limited to the following securities, the fund's adviser typically seeks: securities that the adviser believes are priced at large discounts relative to their intrinsic value; securities of companies the adviser believes have prospects for accelerating growth in revenues, free cash flows, or earnings; securities of companies undergoing financial restructurings or involved in takeover or arbitrage situations; or securities where special circumstances apply, such as actual or anticipated changes in a company's management or strategy, a basic change in the industry or regulatory environment, the prospect of new products or technologies, or the prospect or effect of the sale of a portion of the business or the entire business. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important.

The fund's adviser exercises a flexible strategy in the selection of securities, not limited by investment style or by the issuer's location, size, market capitalization, or industry sector. Although the fund will invest the majority of its assets in the common stock of U.S. issuers, the fund may also invest in the common stock of foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. Further, the fund may sell securities short. Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit losses.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic, or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

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[icon] P R I N C I P A L  R I S K S

In general:

There is no guarantee that the fund will achieve its objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity securities:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities.

Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, an industry or a sector of the economy, or may affect the market as a whole. The fund may experience a substantial or complete loss on individual stocks.

It is anticipated that some of the fund's securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:

         The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that those stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.

Company risk:

The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. Each of these types of investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility. Whereas there is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that the issuer will not realize that potential, this risk is greater in connection with these issuers.

Small and mid-sized company securities:

Investing in the securities of small and mid-sized companies involves special risks. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Among other risks, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and small companies generally are more likely to be adversely affected by poor economic or market conditions.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of the fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event than shares of a diversified fund.

Short sales:

A short sale involves the sale by the fund of a security that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same security at a later date at a lower price. The fund may suffer significant losses if securities that the fund sells short appreciate rather than depreciate in value. Such transactions may also involve a cost of borrowing the security.

Portfolio turnover:

Although the fund's adviser does not anticipate a turnover rate in excess of 100%, the possibility exists. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions. Historical performance of the fund does not necessarily indicate what will happen in the future. The fund's Primary Class shares commenced operations on December 30, 1999.

                       Total return as of December 31 (%)

                                   2000 -1.68

                         During the past calendar year:


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                                  Quarter Ended                 Total Return
--------------------------------------------------------------------------------
Best quarter:                     March 31, 2000                       6.70%
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Worst quarter:                    December 31, 2000                  -10.46%
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In the following  table,  the average  annual return for the year ended December
31, 2000 is compared with the Standard & Poor's 500 Index ("S&P 500"), a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.

-----------------------------------------------------
                                   1 Year
-----------------------------------------------------
Opportunity Trust                  -1.68%
-----------------------------------------------------
S&P 500                            -9.10%
-----------------------------------------------------

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D


The tables below describe the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The Primary Class has no initial sales charge, but it is subject to a deferred sales charge and 12b-1 fees.

                                Shareholder Fees
                    (fees paid directly from your investment)

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                                                 Primary Class Shares
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a % of net asset value)                    1.00%(a)
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(a) Applies only to shares redeemed within 12 months of purchase.  This deferred sales charge is not applicable where the investor's broker-dealer of record notifies the distributor prior to the time of investment that the broker-dealer waives the compensation otherwise payable to it.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)


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                                                  Primary Class Shares
--------------------------------------------------------------------------------
Management Fees                                           0.79%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                  1.00%
--------------------------------------------------------------------------------
Other Expenses                                            0.19%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(b)                   1.98%
--------------------------------------------------------------------------------


(b) The manager has contractually agreed to waive fees and reimburse other expenses so that Primary Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.99% of average daily net assets until April 30, 2002. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Primary Class shares annual operating expenses to exceed 1.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. This example also assumes that the deferred sales charge is imposed on redemptions made within the first year after purchase of Primary Class shares.

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Opportunity Trust--Primary Class   1 Year   3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Assuming redemption                 $301     $621        $1,068       $2,306
--------------------------------------------------------------------------------
Assuming no redemption              $201     $621        $1,068       $2,306
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Advisers:

LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-adviser, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.

LMM has delegated certain advisory responsibilities to Legg Mason Funds Management, Inc. ("LMFM") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). LMM pays LMFM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund in excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMFM indefinitely.


On August 1, 2000, LMM delegated certain advisory responsibilities for the fund to LMFM that previously had been performed by LMFA. The compensation arrangement between LMFA and LMM was identical to the current compensation arrangement between LMFM and LMM. LMM and LMFM were organized in 2000; however, each entity's principal employee has been an adviser to investment companies since 1982. The same individuals who performed these advisory services at LMFA now perform these services at LMFM.


For its services during the fiscal year ended December 31, 2000, the fund paid LMM a fee equal to 0.79% of the fund's average daily net assets. LMM, in turn, paid LMFM and LMFA a fee equal to 0.06% of the fund's average daily net assets.

LMM, LMFM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio management:

Bill Miller, CFA, Managing Member of LMM and CEO of LMFM, is portfolio manager of the fund. Mr. Miller has been the manager of Legg Mason Value Trust, Inc. since 1990; from its inception in 1982 to 1990, he served as co-manager. Mr. Miller was co-manager of Legg Mason Total Return Trust, Inc. from 1992 to 1997; from 1990 to 1992, he served as manager. Since its inception in 1985 to 2001, Mr. Miller was primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under Rule 12b-1 that allows it to pay fees for the sale of its Primary Class shares and for services provided to Primary Class shareholders. Under the plan, the fund may pay Legg Mason an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets attributable to Primary Class shares. The fees are calculated daily and paid monthly.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell Primary Class shares of the fund. Legg Mason pays these brokers up to 100% of the distribution and service fees that it receives from the fund for those sales.

The fund currently offers two classes of shares: Primary Class and Institutional Class. Each class of shares may bear certain differing class specific expenses. Salespersons and others entitled to receive compensation for selling or serving fund shares may receive more with respect to one class than another.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS"), or another entity that has entered into an agreement with the fund's distributor to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.

Certain investment methods (for example, through certain retirement plans) may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $100 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $100 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services  at  P.O.  Box  17023,   Baltimore,
                          Maryland 21297-0356.
--------------------------------------------------------------------------------
Telephone                 or  Wire  Call  your  financial   adviser  or  FIS  at
                          1-800-822-5544 to transfer  available cash balances in
                          your brokerage  account or to transfer money from your
                          bank  directly.  Wire  transfers  may be  subject to a
                          service charge by your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may  purchase  shares of the fund  through
Telefund                  Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser, FIS or other authorized entity before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, will be processed at the fund's net asset value as of the close of the Exchange on that day. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to Legg Mason.

Primary Class shares and Institutional Class shares are subject to different expenses and a different sales charge structure. Institutional Class shares, which are offered through a separate prospectus only to certain investors, are not subject to a Rule 12b-1 fee.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 or other entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire requests will be subject to a fee of $12. For wire transfers,  be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------


Mail Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account. Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. You may obtain a signature guarantee from most banks or securities dealers.


--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or other authorized entity offering the fund.

Redemption orders will be processed promptly following receipt of an order in proper form. You will normally receive the proceeds within a week.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

Calculation of net asset value:

Net asset value per Primary Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Primary Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Primary Class shares are subtracted, and the resulting net assets are divided by the number of Primary Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on the current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.


To the extent the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.


Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o    change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Confirmations and account statements:

You will receive from Legg Mason a confirmation after each transaction involving Primary Class shares (except a reinvestment of dividends or capital gain distributions and purchases made through the Future First Systematic Investment Plan, investments made through automatic investments or withdrawals made through the Systematic Withdrawal Plan). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments. Accounts with no activity during a calendar year period will receive only a year-end statement.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Exchange privilege:

Primary Class shares of the fund may be exchanged for Primary Class shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' written notice to shareholders.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all its net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, annually in December. A second distribution may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in additional Primary Class shares of the fund unless you elect to receive your dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Primary Class shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.


The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

The fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Primary Class financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent auditors, Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


--------------------------------------------------------------------------------
                              Investment Operations
--------------------------------------------------------------------------------
                     Net Asset      Net       Net Realized &
For the                Value,   Investment     Unrealized       Total From
Years Ended          Beginning    Income      Gain (Loss) On    Investment
December 31,          of Year     (Loss)       Investments      Operations
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000                 $ 10.00      $ 0.04        $ (0.21)         $ (0.17)
--------------------------------------------------------------------------------
1999A                  10.00         -              -                -
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                  Distributions
--------------------------------------------------------------------------------
                                    From Net
For the              From Net     Realized                        Net Asset
Years Ended         Investment     Gain on          Total           Value,
December 31,          Income     Investments    Distributions    End of Year
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000                $ (0.04)      $ (0.14)        $ (0.18)         $ 9.65
--------------------------------------------------------------------------------
1999A                    -             -               -            10.00
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                        Net Investment
                             Expenses Income/(Loss)
For the                     to Average   to Average    Portfolio    Net assets,
Years Ended   Total return  Net Assets   Net Assets  Turnover Rate  End of Year
December 31,       %            %            %             %       (thousands-$)
--------------------------------------------------------------------------------
Opportunity Trust -
Primary Class
2000             (1.68)        1.98          0.63         26        $ 1,115,626
--------------------------------------------------------------------------------
1999A             N.M.         1.99 B,C      N.M.          -            146,093
--------------------------------------------------------------------------------


A For the period December 30, 1999 (commencement of operations) to December 31, 1999.
B Net of fees waived pursuant to an expense limitation of 1.99% of average daily net assets through December 31, 2000. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period ended December 31, 1999 would have been 2.39%.
C  Annualized.
   N.M. - Not meaningful.

L e g g  M a s o n  O p p o r t u n i t y  T r u s t
----------------------------------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-077                                               SEC file number: 811-9613

Legg Mason Opportunity Trust






                  INSTITUTIONAL CLASS PROSPECTUS     April 18, 2001





                                      logo











As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the fund:
--------------

          1       Investment objective

          2       Principal risks

          5       Performance

          6       Fees and expenses of the fund

          7       Management


About your investment:
---------------------


          8       How to invest

          9       How to sell your shares

         10       Account policies

         11       Services for investors

         12       Distributions and taxes

         13       Financial highlights

[icon] I N V E S T M E N T  O B J E C T I V E

Investment objective:  Long-term growth of capital.

Principal investment strategies:

The fund invests in securities that, in the adviser's opinion, offer the opportunity for long-term capital appreciation. Although not limited to the following securities, the fund's adviser typically seeks: securities that the adviser believes are priced at large discounts relative to their intrinsic value; securities of companies the adviser believes have prospects for accelerating growth in revenues, free cash flows, or earnings; securities of companies undergoing financial restructurings or involved in takeover or arbitrage situations; or securities where special circumstances apply, such as actual or anticipated changes in a company's management or strategy, a basic change in the industry or regulatory environment, the prospect of new products or technologies, or the prospect or effect of the sale of a portion of the business or the entire business. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies, and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, are also important.

The fund's adviser exercises a flexible strategy in the selection of securities, not limited by investment style or by the issuer's location, size, market capitalization, or industry sector. Although the fund will invest the majority of its assets in the common stock of U.S. issuers, the fund may also invest in the common stock of foreign issuers and in other U.S. and foreign securities, including securities convertible into common stock, debt securities, futures, options, derivatives, and other instruments. Further, the fund may sell securities short. Although the fund's adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly referred to as junk bonds.

The fund's adviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the adviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the adviser believes is more compelling, or to realize gains or limit losses.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market, economic, or other situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

[icon] P R I N C I P A L  R I S K S

In general:

There is no guarantee that the fund will achieve its objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity securities:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities.

Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, an industry or a sector of the economy, or may affect the market as a whole. The fund may experience a substantial or complete loss on individual stocks.

It is anticipated that some of the fund's securities may not be widely traded, and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices.

The adviser may at times emphasize a value approach to investing, and may at other times emphasize a growth approach:

         The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

         The growth approach to investing involves the risk that those stocks may react with greater volatility to negative forecasts concerning particular stocks, industries, sectors or the economy in general. Growth stocks as a group may be out of favor for a long period of time, while the market concentrates on "value" stocks.

Company risk:

The fund invests in securities that often involve certain special circumstances which the adviser believes offer the opportunity for long-term capital appreciation. Each of these types of investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns. Additionally, investments in securities of companies being restructured involve special risks, including difficulty in obtaining information as to the financial condition of such issuers and the fact that the market prices of such securities are subject to above-average price volatility. Whereas there is always a risk that the adviser will not properly assess the potential for an issuer's future growth, or that the issuer will not realize that potential, this risk is greater in connection with these issuers.

Small and mid-sized company securities:

Investing in the securities of small and mid-sized companies involves special risks. Small companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Among other risks, the prices of securities of small and mid-sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and small companies generally are more likely to be adversely affected by poor economic or market conditions.

Foreign securities risk:

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, different or lower standards in accounting, auditing and financial reporting, less-developed securities regulation and trading systems, fluctuations in foreign currency exchange rates, and the risk that a country may impose controls on the exchange or repatriation of foreign currency.

Debt securities:

Debt securities are subject to interest rate risk, which is the possibility that the market prices of the fund's investments may decline due to an increase in market interest rates. Generally, the longer the maturity of a fixed income security, the greater is the effect on its value when rates change.

Debt securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to pay. This is broadly gauged by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

Debt securities rated BBB/Baa or better, and unrated securities considered by the fund's adviser to be of equivalent quality, are considered investment grade. Debt securities rated below BBB/Baa, which the fund may purchase from time to time, are deemed by the ratings agencies to be speculative and may involve major risk or exposure to adverse conditions. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of such securities to make principal and interest payments than is the case for higher grade debt securities.

Securities rated below BBB/Baa may be less liquid than higher-rated securities, which means the fund may have difficulty selling them at times, and may have to apply a greater degree of judgment in establishing a price.

Convertible securities:

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Non-diversification risk:

The fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940, as amended. When the fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political, or regulatory event than shares of a diversified fund.

Short sales:

A short sale involves the sale by the fund of a security that it does not own, i.e., that is borrowed from a third party, with the hope of purchasing the same security at a later date at a lower price. The fund may suffer significant losses if securities which the fund sells short appreciate rather than depreciate in value. Such transactions may also involve a cost of borrowing the security.

Portfolio turnover:

Although the fund's adviser does not anticipate a turnover rate in excess of 100%, the possibility exists. High turnover rates can result in increased trading costs and higher levels of realized capital gains.

[icon] P E R F O R M A N C E


The fund offers Primary Class and Institutional Class shares. Primary Class shares are offered through a separate prospectus. Prior to April 15, 2001, Institutional Class shares of the fund were known as Navigator Class shares. The Institutional Class shares have been in operation only since June 26, 2000; therefore, the returns presented below are for Primary Class shares which commenced operations on December 30, 1999. Both classes of shares are invested in the same portfolio of securities, and the annual returns for each class of shares would differ only to the extent that the Institutional Class would pay lower expenses, and therefore would generally be expected to have higher returns than Primary Class shares. The information below provides an indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.


                              Primary Class Shares

                       Total return as of December 31 (%)

                                   2000 -1.68

                         During the past calendar year:


--------------------------------------------------------------------------------
                                 Quarter Ended           Total Return
--------------------------------------------------------------------------------
Best quarter:                   March 31, 2000                  6.70%
--------------------------------------------------------------------------------
Worst quarter:               December 31, 2000                -10.46%
--------------------------------------------------------------------------------

In the following table, the average annual return for the year ended December 31, 2000 is compared with the Standard & Poor's 500 Index ("S&P 500"), a broad-based unmanaged index of common stocks, commonly used to measure general stock market activity.

----------------------------------------------
                                       1 Year
----------------------------------------------
Opportunity Trust -
Primary Class shares                   -1.68%
----------------------------------------------
S&P 500                                -9.10%
----------------------------------------------

[icon] FEES AND EXPENSES OF THE FUND


The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees.


                         Annual Fund Operating Expenses
                  (expenses that are deducted from fund assets)



--------------------------------------------------------------------------------
                                             Institutional Class Shares
--------------------------------------------------------------------------------
Management Fees                                        0.79%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                None
--------------------------------------------------------------------------------
Other Expenses                                         0.12%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (a)               0.91%
--------------------------------------------------------------------------------


(a) The manager has contractually agreed to waive fees and reimburse other expenses so that Institutional Class share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 0.99% of average daily net assets until April 30, 2002. The fund has agreed to pay the manager for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class shares annual operating expenses to exceed 0.99% of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming: (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.


--------------------------------------------------------------------------------
                                      1 Year    3 Years     5 Year      10 Year
--------------------------------------------------------------------------------
Opportunity Trust-                       $93       $290       $504       $1,120
Institutional Class
--------------------------------------------------------------------------------

[icon] M A N A G E M E N T

Management and Advisers:

LMM LLC ("LMM") provides the fund with investment advisory and management services and is responsible for overseeing the fund's relationship with outside service providers, such as the sub-advisor, administrator, custodian, transfer agent, accountants, and lawyers. Under its advisory and management agreement with LMM, the fund pays LMM a fee calculated daily and paid monthly of 1.00% of its average daily net assets up to $100 million and 0.75% of its average daily net assets in excess of $100 million.

LMM has delegated certain advisory responsibilities to Legg Mason Funds Management, Inc. ("LMFM") and certain administrative responsibilities to Legg Mason Fund Adviser, Inc. ("LMFA"). LMM pays LMFM a fee calculated daily and payable monthly of 0.10% of the average daily net assets of the fund up to $100 million and 0.05% of the average daily net assets of the fund is excess of $100 million. LMM pays LMFA a fee calculated daily and payable monthly of 0.05% of the average daily net assets of the fund. LMFA has agreed to waive all fees payable to it under the agreement with LMFM indefinitely.


On August 1, 2000, LMM delegated certain advisory responsibilities for the fund to LMFM that previously had been performed by LMFA. The compensation arrangement between LMFA and LMM was identical to the current compensation arrangement between LMFM and LMM. LMM and LMFM were organized in 2000; however, each entity's principal employee has been an adviser to investment companies since 1982. The same individuals who performed these advisory services at LMFA now perform these services at LMFM.


For its services during the fiscal year ended December 31, 2000, the fund paid LMM a fee equal to 0.79% of the fund's average daily net assets. LMM, in turn, paid LMFM and LMFA a fee equal to 0.06% of the fund's average daily net assets.

LMM, LMFM, and LMFA are each located at 100 Light Street, Baltimore, Maryland 21202.

Portfolio management:

Bill Miller, CFA, Managing Member of LMM and CEO of LMFM, is portfolio manager of the fund. Mr. Miller has been the manager of Legg Mason Value Trust, Inc. since 1990; from its inception in 1982 to 1990, he served as co-manager. Mr. Miller was co-manager of Legg Mason Total Return Trust, Inc. from 1992 to 1997; from 1990 to 1992, he served as manager. Since its inception in 1985 to 2001, Mr. Miller was primarily responsible for the day-to-day management of Legg Mason Special Investment Trust, Inc.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated (" Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's share pursuant to an Underwriting Agreement. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisers, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason, LMM, LMFA and LMFM may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing.

LMFM, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon]  HOW TO INVEST


Institutional Class shares are currently offered for sale only to:

o Any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates.
o        Employees  of LMFA and spouses  and  children  of such  persons  ("LMFA
         Staff").

Eligible investors may purchase Institutional Class shares through a brokerage account at Legg Mason. The minimum initial investment is $1,000. The minimum for each purchase of additional shares is $100.

LMFA Staff wishing to open a regular account or a retirement account (traditional IRA, spousal IRA, education IRA, or Roth IRA) with the fund should contact Legg Mason Fund Operations ("Fund Operations"). Once the account is open, LMFA Staff may use the following methods to add to the account:

--------------------------------------------------------------------------------
In Person                 Give Fund  Operations a check for $100 or more payable
                          to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $100 or more
                          to Fund Operations.
--------------------------------------------------------------------------------
Telephone                 Call your financial  adviser or FIS at  1-800-822-5544
or Wire                   to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank  directly
                          to Legg  Mason.  Wire  transfers  may be  subject to a
                          service charge by your bank.
--------------------------------------------------------------------------------
Future First              To  enroll in Legg  Mason's  Future  First  Systematic
Systematic                Investment  Plan,  complete an application and mail it
Investment Plan           to Fund  Operations.  Under this plan, you may arrange
                          for automatic  monthly  investments in the fund of $50
                          or  more.  The  transfer  agent  will  transfer  funds
                          monthly  from your  Legg  Mason  account  or from your
                          checking/savings  account  to  purchase  shares of the
                          fund.
--------------------------------------------------------------------------------

Purchase orders received by Legg Mason or by your financial adviser before the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. The fund is open for business every day the Exchange is open. The Exchange is closed on all national holidays and Good Friday. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Payment must be made within three business days to the selling organization.

[icon]  HOW TO SELL YOUR SHARES


Any of the following methods may be used to sell your shares:

--------------------------------------------------------------------------------
Telephone          Call your financial adviser or FIS at 1-800-822-5544 and
                   request  a   redemption.   Please  have  the   following
                   information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of
                   $12. Be sure that Fund Operations has your bank account information on file.
--------------------------------------------------------------------------------
Mail               Send a letter to Fund Operations  requesting  redemption
                   of your  shares.  The letter  should be signed by all of
                   the  owners  of  the   account   and  their   signatures
                   guaranteed  without  qualification.  You  may  obtain  a
                   signature   guarantee  from  most  banks  or  securities
                   dealers.
--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Redemption orders received by Legg Mason before the close of the Exchange will be transmitted to the fund's transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the Exchange will be processed at the closing net asset value on the next day the Exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions.

[icon]  ACCOUNT POLICIES


Calculation of net asset value:

Net asset value per Institutional Class share is determined daily as of the close of regular trading on the Exchange, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the fund's Institutional Class share price, the fund's assets attributable to that class of shares are valued and totaled, liabilities attributable to Institutional Class shares are subtracted, and the resulting net assets are divided by the number of Institutional Class shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The fund may use fair value pricing instead of market quotations to value a security if the fund believes that, because of special circumstances, doing so would more accurately reflect the price the fund could realize on the current sale of the security.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates. Fixed income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. Securities with remaining maturities of 60 days or less are valued at amortized cost.

To the extent the fund has portfolio securities that are primarily listed on foreign exchanges that trade on days when the fund does not price its shares, the net asset value of the fund may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Other:

Fund shares may not be held in or transferred to an account with any firm that does not have an agreement with Legg Mason or its affiliates.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o Reject any order for shares or suspend the offering of shares for a period of time.

o        Change its minimum investment amounts.

o Delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading, or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  SERVICES FOR INVESTORS


Confirmations and account statements:

You will receive confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions and, for LMFA Staff, purchases made through an automatic transfer of funds from a financial institution). You will receive account statements monthly unless there has been no activity in your account, in which case a statement will be sent to you quarterly

Systematic Withdrawal Plan:

LMFA Staff that are purchasing or already own shares with a net asset value of $5,000 or more may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. If you are making withdrawals from the fund pursuant to the systematic withdrawal plan, then you should not purchase shares of the fund.

Exchange privilege:

Exchange privileges do not apply to Institutional Class shares of the fund.

[icon]  DISTRIBUTIONS AND TAXES

The fund declares and pays any dividends from its net investment income annually.

The fund distributes substantially all its net capital gain (the excess of any net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any, annually in December. A second distribution may be necessary in some years.

Your dividends and other distributions will be automatically reinvested in additional Institutional Class shares of the fund unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify the fund at least ten days before the next distribution is to be paid. You may also request that your dividends and/or other distributions be invested in shares of another eligible Legg Mason fund.

If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Institutional Class shares of the fund. Dividends from investment company taxable income (which includes net investment income, net short-term capital gain and net gains from certain foreign currency transactions) are taxable as ordinary income. Distributions of the fund's net capital gain, are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

The fund's dividend and interest income, and gains realized from disposition of foreign securities, may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions.

A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund also is required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's Institutional Class financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent auditors, Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional
Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.

--------------------------------------------------------------------------------
                              Investment Operations
--------------------------------------------------------------------------------
                    Net Asset      Net      Net Realized &
For the               Value,    Investment    Unrealized      Total From
Period Ended        Beginning     Income    Gain (Loss) On    Investment
December 31,        of Period     (Loss)      Investments     Operations
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A               $ 10.45       $ 0.03       $ (0.59)       $ (0.56)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                  Distributions
--------------------------------------------------------------------------------
                                  From Net
For the              From Net     Realized                        Net Asset
Period Ended        Investment     Gain on          Total            Value,
December 31,         Income      Investments     Distributions    End of Year
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A                $ (0.12)      $ (0.14)        $ (0.26)        $ 9.63
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                       Net Investment
                             Expenses  Income/(Loss)
For the                     to Average  to Average    Portfolio     Net assets,
Period Ended  Total return  Net Assets  Net Assets  Turnover Rate   End of Year
December 31,       %            %            %            %        (thousands-$)
--------------------------------------------------------------------------------
Opportunity Trust -
Institutional Class
2000A            (5.38)B       0.91  C       0.92  C      26         $ 12,816
--------------------------------------------------------------------------------

A  For the period June 26, 2000  (commencement  of  operations)  to December 31,
   2000.
B  Not annualized.
C  Annualized.

Legg Mason Opportunity Trust

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders or to obtain more information:
o        call toll-free 1-888-425-6432
o        write to us at:   Legg Mason Institutional Funds
                           100 Light Street, P.O. Box 17635
                           Baltimore, Maryland 21297-1635

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                      SEC File Number: 811-9613